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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-58234


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
        SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

              POLARIS PLATINUM II VARIABLE ANNUITY (FORM B3483PRO)

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Effective October 2, 2006, the COLUMBIA MARSICO MID CAP GROWTH VARIABLE SERIES
PORTFOLIO changed its name to the COLUMBIA MID CAP GROWTH VARIABLE SERIES PORTFOLIO in conjunction with the removal of Marsico Capital Management, LLC as manager to the portfolio.

Effective October 2, 2006, to reflect the renaming of the existing share classes of Columbia Funds Variable Insurance Trust I, the following information is supplemented:

     - In the "INVESTMENT OPTIONS" section under "VARIABLE PORTFOLIOS," the "Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I" heading is deleted and replaced with "Columbia Funds Variable Insurance Trust I - Class A and B and Columbia Funds Variable Insurance Trust." The following paragraph is added beneath the existing paragraph under this heading: "The Columbia Marsico International Opportunities Variable Series Portfolio offers Class B shares. All other CFT I portfolios offer Class A shares."

     - In the "EXPENSES" section under "UNDERLYING FUND EXPENSES," all references to 0.25% 12b-1 fees applicable to the Columbia Funds Variable Insurance Trust are hereby removed and replaced with the following: "Class B shares of the Columbia Funds Variable Insurance Trust I." Additionally, the reference to the Columbia High Yield Bond Variable Series Portfolio is removed from the same paragraph.

     - In the "CONDENSED FINANCIAL INFORMATION" section, the "Columbia Trust Variable Insurance Trust I - Class B Shares" heading is replaced with "Columbia Funds Variable Insurance Trust I - Class A Shares." The following portfolios under this heading are moved under new headings as follows: The Columbia Marsico International Opportunities Variable Series is hereby listed under the heading, "Columbia Funds Variable Insurance Trust I - Class B Shares;" and the Columbia Large Cap Value Variable Series, Columbia Small Company Growth Variable Series, and Columbia Asset Allocation Variable Series are hereby listed under the heading, "Columbia Funds Variable Insurance Trust." Additionally, the footnote to Columbia High Yield Bond Variable Series is hereby removed.


Dated: October 2, 2006

                Please keep this Supplement with your Prospectus.



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